Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Virtus ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001648403
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2024
Virtus Duff & Phelps Clean Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Duff & Phelps Clean Energy ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of clean energy companies. Duff & Phelps Investment Management Co., the Fund’s sub-adviser (the “Sub-Adviser”), defines clean energy companies as those that derive at least 50% of their value from one or more of the following clean energy businesses: (a) the production of clean energy (e.g., biofuel, biomass, hydroelectricity, solar energy, wind energy, and battery storage, among others);

(b) the provision of clean energy technology and equipment; or (c) the transmission and distribution of clean energy. In determining whether a company derives at least 50% of its value from clean energy businesses, the Sub-Adviser evaluates the percentage of the company’s reported or estimated revenue, profits, assets and capital expenditures that are allocated to, or derived from, the clean energy business.

In seeking eligible investments, the Sub-Adviser starts by screening U.S. and non-U.S. markets, including emerging markets (i.e., those that are in the early stages of their economic development), for companies in the utilities, industrials, technology and energy sectors that are involved in clean energy. Companies are only considered for inclusion in the Fund’s portfolio if they are listed on an exchange and have a minimum float adjusted market capitalization of greater than U.S. $500 million. The Sub-Adviser then narrows the universe by focusing solely on companies involved in one or more of the three clean energy business segments discussed above (i.e., production of clean energy, provision of clean energy technology and equipment, and/or transmission and distribution of clean energy). Next, the Sub-Adviser sets eligibility requirements to avoid companies that may be in the right sectors or appear attractive but are not truly clean energy companies, as defined by the Sub-Adviser. In addition, no individual security comprises more than 10% of the total portfolio’s market value at the time of investment.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in companies in the clean energy industry. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more countries or geographic regions. As of July 31, 2024, the Fund focused its investments in the U.S. and Europe.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the period shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended 12/31/2023).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (18.66)% (quarter ended 9/30/2023).

The Fund’s year-to-date return was 9.03% as of September 30, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Virtus Duff & Phelps Clean Energy ETF | S&P Global Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.32%
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF | S&P Global Clean Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.87%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Duff & Phelps Clean Energy ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Duff & Phelps Clean Energy ETF | Clean Energy Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clean Energy Industry Risk. The risks of investing in the clean energy industry include the risks of focusing investments in the utilities, industrials, technology and energy sectors, and adverse developments in these sectors may significantly affect the value of the Shares. The clean energy industry is an emerging growth industry, and therefore securities of such companies may be more volatile and, historically, have been more volatile than securities of companies operating in other, more established, industries. In addition, certain methods used to value clean energy companies, particularly those that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of the prices of clean energy company securities.

Virtus Duff & Phelps Clean Energy ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries.
Virtus Duff & Phelps Clean Energy ETF | Limited Number of Holdings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited Number of Holdings Risk. Because the Fund holds a more limited number of securities, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

Virtus Duff & Phelps Clean Energy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Duff & Phelps Clean Energy ETF | Small and Medium Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus Duff & Phelps Clean Energy ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Virtus Duff & Phelps Clean Energy ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Virtus Duff & Phelps Clean Energy ETF | Country/Geographic Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Virtus Duff & Phelps Clean Energy ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Duff & Phelps Clean Energy ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Duff & Phelps Clean Energy ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Duff & Phelps Clean Energy ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Duff & Phelps Clean Energy ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Duff & Phelps Clean Energy ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Duff & Phelps Clean Energy ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Duff & Phelps Clean Energy ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Duff & Phelps Clean Energy ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Duff & Phelps Clean Energy ETF | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Duff & Phelps Clean Energy ETF | Virtus Duff & Phelps Clean Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VCLN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	361
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 816
Annual Return 2022	rr_AnnualReturn2022	(7.65%)
Annual Return 2023	rr_AnnualReturn2023	(17.38%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.66%)
1 Year	rr_AverageAnnualReturnYear01	(17.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.36%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF | Virtus Duff & Phelps Clean Energy ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.59%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(12.51%)	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Virtus Duff & Phelps Clean Energy ETF | Virtus Duff & Phelps Clean Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.12%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.19%)	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 2021
Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Newfleet ABS/MBS ETF (the “Fund”) seeks income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended July 31, 2024 was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, seeks to achieve the Fund’s investment objective by investing in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), including commercial MBS and residential MBS. ABS and MBS may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS and MBS, and in derivatives and other instruments that have economic characteristics similar to such investments. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund will invest exclusively in debt tranches of ABS and MBS. The types of ABS in which the Fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as other types of ABS that Newfleet determines are appropriate for investment. There is no limitation on the maturity of the Fund’s debt investments. The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

The Fund will invest more than 25% of its total assets in MBS, which shall include all types of agency and non-agency MBS. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2024, the Fund focused its investments in the financial and real estate sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the period shown in the bar chart, the highest return for a calendar quarter was 2.57% (quarter ended 12/31/2023).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (2.49)% (quarter ended 3/31/2022).

The Fund’s year-to-date return was 6.58% as of September 30, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Virtus Newfleet ABS/MBS ETF | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2021
Virtus Newfleet ABS/MBS ETF | ICE BofA 1-3 Year A-BBB US Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.70%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2021
Virtus Newfleet ABS/MBS ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Newfleet ABS/MBS ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Newfleet ABS/MBS ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions including local, regional or global events.

Virtus Newfleet ABS/MBS ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Newfleet’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Newfleet ABS/MBS ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Newfleet ABS/MBS ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Newfleet ABS/MBS ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Newfleet ABS/MBS ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Newfleet ABS/MBS ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Newfleet ABS/MBS ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Newfleet ABS/MBS ETF | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Newfleet ABS/MBS ETF | MBS and ABS Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MBS and ABS Risks. Changes in interest rates may cause both extension and prepayment risks for MBS and ABS. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.

Virtus Newfleet ABS/MBS ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Newfleet ABS/MBS ETF | Debt Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Newfleet ABS/MBS ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Newfleet ABS/MBS ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Newfleet ABS/MBS ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Newfleet ABS/MBS ETF | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Newfleet ABS/MBS ETF | Yield Curve Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

Virtus Newfleet ABS/MBS ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Newfleet ABS/MBS ETF | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Newfleet ABS/MBS ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Newfleet ABS/MBS ETF | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Newfleet ABS/MBS ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Cash Transactions Risk. The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VABS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	147
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 606
Annual Return 2022	rr_AnnualReturn2022	(5.19%)
Annual Return 2023	rr_AnnualReturn2023	7.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.49%)
1 Year	rr_AverageAnnualReturnYear01	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2021
Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.87%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)	[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2021
Virtus Newfleet ABS/MBS ETF | Virtus Newfleet ABS/MBS ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.51%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.17%	[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2021
Virtus Newfleet Short Duration High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Newfleet Short Duration High Yield Bond ETF (the “Fund”) seeks to provide a high level of current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is intended for investors seeking diversification and the potential rewards associated with investing in high yield bonds (also known as “junk bonds”). High yield bonds are those that are rated below investment grade. Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, attempts to maintain a duration for the Fund’s portfolio of one to three years.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield bonds and other debt securities. The Fund may also invest a portion of its assets in floating rate bank loans. The Fund invests primarily in U.S. securities but may invest in foreign securities including those in emerging markets (i.e., those that are in the early stages of their economic development). The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund may seek to implement its investment strategy through investments in U.S. listed ETFs that are substantially invested in high yield bonds. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2024, the Fund focused its investments in the energy and consumer discretionary sectors.

The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities).

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the periods shown in the bar chart, the highest return for a calendar quarter was 5.95% (quarter ended 12/31/20).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (10.10)% (quarter ended 6/30/2022).

The Fund’s year-to-date return was 7.21% as of September 30, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Virtus Newfleet Short Duration High Yield Bond ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF | ICE BofA 1-3 BB US Cash Pay High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.86%
5 Years	rr_AverageAnnualReturnYear05	4.54%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Newfleet Short Duration High Yield Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Virtus Newfleet Short Duration High Yield Bond ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Virtus Newfleet Short Duration High Yield Bond ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Newfleet Short Duration High Yield Bond ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Newfleet’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Newfleet Short Duration High Yield Bond ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Newfleet Short Duration High Yield Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Newfleet Short Duration High Yield Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Newfleet Short Duration High Yield Bond ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Newfleet Short Duration High Yield Bond ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Newfleet Short Duration High Yield Bond ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Newfleet Short Duration High Yield Bond ETF | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Newfleet Short Duration High Yield Bond ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Newfleet Short Duration High Yield Bond ETF | Debt Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Newfleet Short Duration High Yield Bond ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Newfleet Short Duration High Yield Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Newfleet Short Duration High Yield Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Newfleet Short Duration High Yield Bond ETF | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Newfleet Short Duration High Yield Bond ETF | Yield Curve Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Yield Curve Risk. Yield curve risk refers to the risk that changes in the interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

Virtus Newfleet Short Duration High Yield Bond ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Newfleet Short Duration High Yield Bond ETF | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Newfleet Short Duration High Yield Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Newfleet Short Duration High Yield Bond ETF | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Newfleet Short Duration High Yield Bond ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Virtus Newfleet Short Duration High Yield Bond ETF | Junk Bonds or High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Virtus Newfleet Short Duration High Yield Bond ETF | Illiquid and Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid and Restricted Securities Risk. Certain loans and securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

Virtus Newfleet Short Duration High Yield Bond ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk. The issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government.

Virtus Newfleet Short Duration High Yield Bond ETF | Loan Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Loan Risk. In addition to the risks typically associated with high-yield/high-risk fixed income securities, the loans in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Newfleet Short Duration High Yield Bond ETF | Covenant Lite Loans Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covenant Lite Loans Risk. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

Virtus Newfleet Short Duration High Yield Bond ETF | Risks of Investing in Underlying ETFs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Underlying ETFs. In addition to the risks associated with the underlying assets held by an ETF, the Fund’s investments in other ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its NAV; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments.

Virtus Newfleet Short Duration High Yield Bond ETF | Virtus Newfleet Short Duration High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VSHY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[10]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2017	rr_AnnualReturn2017	4.07%
Annual Return 2018	rr_AnnualReturn2018	(1.90%)
Annual Return 2019	rr_AnnualReturn2019	9.29%
Annual Return 2020	rr_AnnualReturn2020	5.40%
Annual Return 2021	rr_AnnualReturn2021	5.08%
Annual Return 2022	rr_AnnualReturn2022	(10.13%)
Annual Return 2023	rr_AnnualReturn2023	12.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.10%)
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF | Virtus Newfleet Short Duration High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.21%	[13]
5 Years	rr_AverageAnnualReturnYear05	1.79%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	1.00%	[9],[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet Short Duration High Yield Bond ETF | Virtus Newfleet Short Duration High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.31%	[13]
5 Years	rr_AverageAnnualReturnYear05	2.15%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[9],[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2016
Virtus Newfleet Short Duration Core Plus Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Newfleet Short Duration Core Plus Bond ETF (the “Fund”) seeks to provide a high level of total return, including current income, while limiting fluctuations in net asset value (“NAV”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period November 15, 2023 (commencement of operations) through July 31, 2024, the portfolio turnover for the Fund was 24%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Newfleet Asset Management (“Newfleet”) a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in investment grade, more liquid (i.e., considered by Newfleet to be highly traded) fixed income securities of U.S. issuers. Newfleet considers investment-grade securities to be those with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by Newfleet. Newfleet seeks to achieve the Fund’s objective by applying a time-tested approach (i.e., one based on its historical expertise) of active fixed-income sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets (also referred to as fixed income sectors).

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income debt obligations. The fixed income debt obligations in which the Fund may invest include:

•U.S. corporate bonds.

•Treasury notes and bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

•Mortgage-backed securities (“MBS”) and asset backed securities (“ABS”) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, as well as those issued by private issuers, which are not guaranteed as to principal and interest payments (also referred to as “non-agency” instruments). The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

•Bonds issued by foreign issuers, including foreign governments and their political subdivisions and companies incorporated outside of the U.S. The Fund’s non-U.S. investments will primarily be denominated in U.S. dollars but may also be denominated in foreign currencies.

The foregoing investments will generally be rated investment grade by an NRSRO at the time of purchase, or, if unrated, determined to be of comparable quality by Newfleet. Any fixed income debt obligations in which the Fund invests that are rated below investment grade at the time of purchase (also known as “junk” bonds) will be limited to 20% of the Fund’s net assets. The Fund may continue to hold a fixed income debt obligation notwithstanding any change to its credit rating. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2024, the Fund focused its investments in the financial and real estate sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus Newfleet Short Duration Core Plus Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Newfleet Short Duration Core Plus Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Virtus Newfleet Short Duration Core Plus Bond ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities to which the Fund has exposure may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Newfleet Short Duration Core Plus Bond ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Newfleet’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Newfleet Short Duration Core Plus Bond ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Newfleet Short Duration Core Plus Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares may trade at a discount to NAV and possibly face delisting.

Virtus Newfleet Short Duration Core Plus Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Newfleet Short Duration Core Plus Bond ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Newfleet Short Duration Core Plus Bond ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Newfleet Short Duration Core Plus Bond ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Newfleet Short Duration Core Plus Bond ETF | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Newfleet Short Duration Core Plus Bond ETF | MBS and ABS Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MBS and ABS Risks. Changes in interest rates may cause both extension and prepayment risks for MBS and ABS. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the Fund.

Virtus Newfleet Short Duration Core Plus Bond ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Newfleet Short Duration Core Plus Bond ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline. In addition, some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers.

Virtus Newfleet Short Duration Core Plus Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Virtus Newfleet Short Duration Core Plus Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Liquidity Risk. Fixed income securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

Virtus Newfleet Short Duration Core Plus Bond ETF | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Maturity Risk. The value of fixed income securities is dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Virtus Newfleet Short Duration Core Plus Bond ETF | Yield Curve Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

Virtus Newfleet Short Duration Core Plus Bond ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Newfleet Short Duration Core Plus Bond ETF | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Newfleet Short Duration Core Plus Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Newfleet Short Duration Core Plus Bond ETF | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the NAV of the Fund.

Virtus Newfleet Short Duration Core Plus Bond ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Cash Transactions Risk. The Fund expects that creations and redemptions may, at times, be effected primarily or entirely for cash, rather than primarily for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that generally always distributes portfolio securities entirely in-kind.

Virtus Newfleet Short Duration Core Plus Bond ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk. The issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government.

Virtus Newfleet Short Duration Core Plus Bond ETF | Fixed Income Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risks. Fixed income securities are subject to credit risk, interest rate risk, maturity risk, yield curve risk, prepayment risk and liquidity risk. These risks could affect the value of the fixed income securities in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Newfleet Short Duration Core Plus Bond ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the Shares.

Virtus Newfleet Short Duration Core Plus Bond ETF | Junk Bonds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Junk Bonds Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to junk bonds than investment grade securities.
Virtus Newfleet Short Duration Core Plus Bond ETF | Virtus Newfleet Short Duration Core Plus Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDCP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[14]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	123
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 500
Virtus Seix Senior Loan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Virtus Seix Senior Loan ETF (the “Fund”) seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 286% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	286.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels and that the Fee Waiver Agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans. These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.

Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, such as the Secured Overnight Financing Rate (“SOFR”) or the prime rate, or are set at a specified floor, whichever is higher. In selecting investments for the Fund, Seix Investment Advisors (“Seix”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, will emphasize loans rated below investment grade or unrated loans that Seix believes are of comparable quality.

Although loan investments are generally subject to certain restrictive covenants in favor of the investor, many of the loans in which the Fund will invest may be issued or offered as “covenant lite” loans, which have no financial maintenance covenants. Although covenant lite loans contain no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the portfolio managers will seek to take appropriate actions without the help of covenants in the loans.

The Fund may also invest in any combination of (i) junior debt securities or securities with a lien on collateral that is lower than a senior claim on collateral, and (ii) debt securities that are rated below investment grade (sometimes referred to as “junk bonds”) by Moody’s Investors Service, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) or in comparable unrated securities as determined by Seix, such as high yield fixed-rate bonds. The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities).

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers, including those located in emerging markets countries (i.e., those that are in the early stages of their economic development), although the Fund intends to invest in only U.S. dollar- denominated loans. There are no limits on the Fund’s average-weighted maturity or on the remaining maturities of individual securities in which the Fund may invest.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have assets sufficient to cover its contractual obligation. Therefore, the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in revolvers to no more than 10% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, and options) to gain exposure to an asset class or a particular issuer, or to hedge or adjust its exposure to other risks, such as interest rate or credit risk. The Fund may count the value of certain derivative instruments with economic characteristics similar to senior floating rate loans towards its 80% policy discussed above.

In order to meet short-term liquidity needs, the Fund employs a variety of techniques, such as investing in highly liquid fixed income securities and holding a portion of its assets in cash. Although not a principal investment strategy, the Fund may, under certain market conditions, borrow from banks an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to raise cash to meet its obligations, and for temporary, extraordinary or emergency purposes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2024, the Fund focused its investments in the consumer cyclical and communications sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the periods shown in the bar chart, the highest return for a calendar quarter was 6.81% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (8.21)% (quarter ended 3/31/2020).

The Fund’s year-to-date return was 5.62% as of September 30, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Virtus Seix Senior Loan ETF | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Seix Senior Loan ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Seix Senior Loan ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Seix Senior Loan ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Seix’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Seix Senior Loan ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Seix Senior Loan ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Seix Senior Loan ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Seix Senior Loan ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Seix Senior Loan ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Seix Senior Loan ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Seix Senior Loan ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Seix Senior Loan ETF | Debt Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Seix Senior Loan ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Seix Senior Loan ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Seix Senior Loan ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Seix Senior Loan ETF | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Seix Senior Loan ETF | Yield Curve Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

Virtus Seix Senior Loan ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Seix Senior Loan ETF | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Seix Senior Loan ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Seix Senior Loan ETF | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus Seix Senior Loan ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Virtus Seix Senior Loan ETF | Junk Bonds or High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Virtus Seix Senior Loan ETF | Covenant Lite Loans Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Covenant Lite Loans Risk. The lack of financial maintenance covenants in covenant lite loans increases the risk that the Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.

Virtus Seix Senior Loan ETF | Senior Loan Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Senior Loan Risk. The risks of investing in senior loans are similar to the risks of investing in junk bonds, although the senior loans in which the Fund invests are typically senior and secured, whereas junk bonds often are subordinated and unsecured. In addition, investments in senior loans may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Senior loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Seix Senior Loan ETF | Risks Related to Portfolio Turnover [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Related to Portfolio Turnover. The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Virtus Seix Senior Loan ETF | Unrated Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Unrated Debt Securities Risk. If Seix is unable to accurately assess the quality of an unrated debt security, there is a risk that the Fund could invest in a security with greater risk than intended, or that the liquidity of unrated debt securities in which the Fund invests could be hindered, making it difficult for the Fund to sell them.

Virtus Seix Senior Loan ETF | Illiquid and Restricted Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid and Restricted Investments Risk. Certain loans and securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

Virtus Seix Senior Loan ETF | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investments Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Seix Senior Loan ETF | Revolvers Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Revolvers Risk. Revolvers expose the lender (and therefore those with an interest in the revolvers, such as the Fund) to credit, interest rate and liquidity risks.
Virtus Seix Senior Loan ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligations.

Virtus Seix Senior Loan ETF | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. One or more large shareholders or groups of shareholders, such as an Authorized Participant, a lead market maker or another entity, may redeem their holdings in the Fund, resulting in an adverse impact on remaining shareholders in the Fund by causing the Fund to take actions it would not otherwise have taken.

Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SEIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.57%	[17]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	185
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 725
Annual Return 2020	rr_AnnualReturn2020	3.29%
Annual Return 2021	rr_AnnualReturn2021	5.65%
Annual Return 2022	rr_AnnualReturn2022	(1.90%)
Annual Return 2023	rr_AnnualReturn2023	12.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.21%)
1 Year	rr_AverageAnnualReturnYear01	12.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.47%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[16],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Seix Senior Loan ETF | Virtus Seix Senior Loan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.24%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%	[16],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus Stone Harbor Emerging Markets High Yield Bond ETF (the “Fund”) seeks current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield bonds that are economically tied to emerging market countries, and in derivatives and other instruments that have economic characteristics similar to such investments. High yield bonds (also known as “junk bonds”) are those that are rated “below investment grade,” which Stone Harbor Investment Partners (“Stone Harbor”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, defines as being rated lower than the four highest ratings categories of a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by Stone Harbor.

Stone Harbor considers a bond to be economically tied to an emerging market country if (i) it is principally traded on the country’s securities markets; (ii) it is issued by the emerging market country’s government or any of its agencies, political subdivisions or instrumentalities; or (iii) the issuer is organized or principally operates in, derives a majority of its income from its operations within, or has a majority of its assets within the country. Stone Harbor has broad discretion to identify and invest in countries that it considers to be emerging markets. As of the date of this Prospectus, Stone Harbor considers emerging markets to include those countries identified by the World Bank Group as being “low income economies” or countries that are included in a JPMorgan emerging market bond index.

While the Fund intends to invest principally in U.S. dollar-denominated high yield bonds of emerging markets issuers, the Fund may also invest in, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements and Rule 144A securities. The Fund’s investments may be denominated in non-U.S. currencies or U.S. dollars. The Fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

The Fund may also invest in derivative instruments for investment, market exposure or risk management purposes, including, but not limited to, credit linked notes, interest rate futures contracts, interest rate options, interest rate swaps, credit default swaps, index total return swaps, spot and forward foreign currency contracts, and currency futures.

While Stone Harbor will normally seek to maintain an average portfolio duration for the Fund of between two and seven years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Stone Harbor currently anticipates that the Fund will invest most of its assets in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund may also focus its investments (i.e., invest more than 15% of its total assets) in one or more countries within those or other geographic regions.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessary an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessary an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

• During the period shown in the bar chart, the highest return for a calendar quarter was 8.20% (quarter ended 12/31/2023).

• During the period shown in the bar chart, the lowest return for a calendar quarter was 1.14% (quarter ended 3/31/2023).

The Fund’s year-to-date return was 13.18% as of September 30, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Bloomberg Emerging Markets US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2022
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | J.P. Morgan Hard Currency Credit 50-50 High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.50%
Since Inception	rr_AverageAnnualReturnSinceInception	13.00%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2022
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Country/Geographic Region Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Stone Harbor’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Rule 144A Securities Risk. Investing in Rule 144A securities may reduce the liquidity of the Fund’s investments, and the Fund may be unable to sell the security at the desired time or price, if at all.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Debt Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Yield Curve Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Income Risk. Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Junk Bonds or High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Illiquid and Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid and Restricted Securities Risk. Certain securities in which the Fund invests may be difficult to sell at a time and price beneficial to the Fund, for example due to low trading volumes or legal restrictions.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk. The issuer of sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Loan Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Loan Risk. In addition to the risks typically associated with high-yield/high-risk fixed income securities, the loans in which the Fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Investments Risk. Investing in loans and securities of foreign issuers subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the underlying assets of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Structured Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Structured Notes Risk. Structured notes are subject to interest rate risk, market risk, liquidity risk and counterparty risk. They are also subject to credit risk with respect to both the issuer and, if applicable, the reference asset or borrower. Structured notes may have a limited trading market, making it difficult to value or sell them at an acceptable price.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security may be called for redemption at a time and/or price unfavorable to the Fund.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Loan Participations and Assignments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Loan Participations and Assignments Risk. Loan participations and assignments are subject to the credit risk associated with the underlying corporate borrower. There is also a risk that there may not be a readily available market for participation loan interests, and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such securities until maturity.

Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VEMY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[21]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2023	rr_AnnualReturn2023	14.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.14%
1 Year	rr_AverageAnnualReturnYear01	14.43%
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2022
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Virtus Stone Harbor Emerging Markets High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.88%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%	[20],[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2022
Virtus Stone Harbor Emerging Markets High Yield Bond ETF | Virtus Stone Harbor Emerging Markets High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.31%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%	[20],[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 12, 2022
Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Virtus Terranova U.S. Quality Momentum ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Terranova U.S. Quality Momentum Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended July 31, 2024 was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of quality large-capitalization companies listed in the United States, as determined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”). The Underlying Index includes common stock and American depositary receipts (“ADRs”).

The 500 largest U.S. securities by market capitalization, as determined by Indxx, are eligible for inclusion in the Underlying Index. Eligible securities are then screened and ranked based on a momentum and quality score. Momentum refers to a security’s tendency to exhibit persistence in its relative performance, and quality refers to companies that exhibit strong fundamentals. The momentum score is calculated based on an issuer’s last twelve months’ total return. The quality score is calculated based on the following three quality factors:

•return on equity (calculated as the issuer’s net income divided by average shareholder equity);

•debt to equity (calculated as the issuer’s total liabilities divided by total shareholder equity); and

•sales growth rate (calculated as the issuer’s annualized sales growth rate over the past three years).

The 250 securities with the highest calculated momentum score will form the selection universe for the Underlying Index. Each security is then ranked within each of the three quality factors (return on equity, debt to equity, and sales growth rate) and given a composite score based on its cumulative rank. The 125 securities with the lowest composite scores (i.e., the highest composite rankings) will form the components of the Underlying Index.

Securities within the Underlying Index are equally weighted at each rebalance and reconstitution. The Underlying Index is rebalanced and reconstituted quarterly. The Fund is reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. securities. The Fund considers a security to be a “U.S. security” if: (i) its issuer is organized under the laws of, or maintains a principal place of business in, the U.S.; (ii) its principal trading market is in the U.S.; or (iii) its issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of July 31, 2024, the Underlying Index was concentrated in the financials and information technology sectors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and the index the Fund seeks to track, in that order.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 383-0553
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

•During the period shown in the bar chart, the highest return for a calendar quarter was 12.21% (quarter ended 12/31/2021).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (15.94)% (quarter ended 6/30/2022).

The Fund’s year-to-date return was 19.98% as of September 30, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – (For the Periods Ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
Virtus Terranova U.S. Quality Momentum ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF | Terranova US Quality Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.58%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Terranova U.S. Quality Momentum ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Terranova U.S. Quality Momentum ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Virtus Terranova U.S. Quality Momentum ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Terranova U.S. Quality Momentum ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Terranova U.S. Quality Momentum ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Terranova U.S. Quality Momentum ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Terranova U.S. Quality Momentum ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Terranova U.S. Quality Momentum ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Terranova U.S. Quality Momentum ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus Terranova U.S. Quality Momentum ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus Terranova U.S. Quality Momentum ETF | Momentum Factor Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Momentum Factor Investing Risk. Investing based on a momentum factor is subject to the risk that the selected securities may be more volatile than the market as a whole, and the Fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Virtus Terranova U.S. Quality Momentum ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus Terranova U.S. Quality Momentum ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Strategy/Index Risk. The Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole, which could cause the Fund’s returns to be lower than if the Fund employed an active strategy. Unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Virtus Terranova U.S. Quality Momentum ETF | Index Tracking Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Virtus Terranova U.S. Quality Momentum ETF | Quality Factor Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quality Factor Investing Risk. Investing based on a quality factor is subject to the risk that the past performance of these companies’ securities does not continue or that the returns on a quality style of investing are less than returns on other styles of investing or the overall stock market.

Virtus Terranova U.S. Quality Momentum ETF | Calculation Methodology [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JOET
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%	[24]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2021	rr_AnnualReturn2021	26.73%
Annual Return 2022	rr_AnnualReturn2022	(17.90%)
Annual Return 2023	rr_AnnualReturn2023	16.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.94%)
1 Year	rr_AverageAnnualReturnYear01	16.12%
Since Inception	rr_AverageAnnualReturnSinceInception	7.94%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.75%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%	[23],[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2020
Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.80%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%	[23],[25]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2020
Virtus AlphaSimplex Managed Futures ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Virtus AlphaSimplex Managed Futures ETF (the “Fund”) seeks to generate positive absolute returns over time.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because portfolio turnover rate excludes amounts relating to securities whose maturities or expiration dates at the time of acquisition were one year or less, the Fund does not anticipate that it will calculate a portfolio turnover rate for its initial fiscal year.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to generate positive absolute returns (i.e., total returns that are earned from an investment over time) consistent with the risk/return characteristics of the managed futures industry. It is an actively managed ETF.

AlphaSimplex Group, LLC (“AlphaSimplex”), the Fund’s sub-adviser, uses proprietary quantitative models designed to capture the overall positioning and risk/return characteristics of the managed futures industry. AlphaSimplex believes that investor behavior can lead to trends (or momentum) in market prices and that managers within the managed futures industry are able to benefit from such persistent price trends by actively trading in futures markets. The Fund’s principal investment strategy combines (i) replication techniques (i.e., mathematical techniques for identifying which trends appear to be attracting the most attention among managed futures managers) with (ii) quantitative trend models and risk management approaches (i.e., techniques generally similar to those that managed futures managers use to identify trends to invest in), in an effort to generate returns that are broadly representative of the managed futures industry. As with the portfolios of many managed futures managers, the resulting strategy seeks to capture time-varying opportunities, across a range of different asset classes, held both long and short. AlphaSimplex believes that this combination of techniques, together with active risk management, may allow the Fund to earn a positive expected return overtime that is also representative of the overall managed futures industry.

Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its strategy. These market exposures, which are expected to change over time, primarily include exposures to the returns of U.S. and non-U.S. equity and fixed-income securities and securities indices, currencies, and commodities. More specifically, such equity exposures represent equity indices from various countries or groups of countries (including emerging market countries), fixed-income exposures represent benchmark government securities in various developed markets, currency exposures represent the values of various foreign currencies relative to the U.S. dollar, and commodity exposures represent benchmarks within the agriculture, livestock, base metals, precious metals, and energy commodity sectors. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund may take long and/or short positions in these instruments. A “short” exposure will benefit when the asset class underlying the derivatives position decreases in price. A “long” exposure will benefit when the asset class underlying the derivatives position increases in price. AlphaSimplex will scale the notional exposure of the Fund’s derivatives positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio (meaning, as volatility in a particular asset class rises, AlphaSimplex will generally reduce notional exposure to that asset class and increase notional exposure to a less volatile asset class). AlphaSimplex currently targets an annualized volatility level in line with the managed futures industry (as measured by standard deviation of the industry’s returns). As of July 31, 2024, AlphaSimplex’s estimate of the annualized volatility level of the managed futures industry is 9%. The standard deviation is a measure of how dispersed the data are in relation to the average data point. For a particular time period, the standard deviation of the Fund’s returns is, therefore, a measure of how dispersed daily fund returns are relative to the average daily fund return during this period.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to seek to gain its exposure to commodities and commodity-related derivatives by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The strategies and risks described herein for the Fund are therefore also applicable to the Subsidiary.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions, including those held by the Subsidiary. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market instruments (specifically, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) and other short-term, high-quality investment-grade, U.S.-dollar denominated securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Cash-Equivalent Portfolio”), although the Fund may invest less than this percentage. AlphaSimplex will determine the percentage of the Fund’s assets that will be invested in the Cash-Equivalent Portfolio at any time. The assets allocated to the Cash-Equivalent Portfolio will be used primarily to serve as margin or collateral for the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity.

The percentage amounts set forth above pertaining to investments in the Cash-Equivalent Portfolio and initial and variation margin payments are not investment restrictions and the Fund may deviate from those stated amounts from time to time depending upon market conditions and other factors.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus any borrowings for investment purposes) in futures contracts. The Fund may also engage in active and frequent trading of securities and other instruments, including derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Virtus AlphaSimplex Managed Futures ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus AlphaSimplex Managed Futures ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The value of the stocks to which the Fund has exposure may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style of company may enhance that risk.

Virtus AlphaSimplex Managed Futures ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Having exposure to foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk. Additionally, to the extent that the reference assets of the Fund’s derivative investments trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of a reference asset and stale asset pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Virtus AlphaSimplex Managed Futures ETF | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Investments Risk. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Virtus AlphaSimplex Managed Futures ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The value of the securities to which the Fund has exposure may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus AlphaSimplex Managed Futures ETF | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. AlphaSimplex’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus AlphaSimplex Managed Futures ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus AlphaSimplex Managed Futures ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus AlphaSimplex Managed Futures ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus AlphaSimplex Managed Futures ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and it cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus AlphaSimplex Managed Futures ETF | No Assurance of Active Trading Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund’s Shares and their underlying value.

Virtus AlphaSimplex Managed Futures ETF | Fund Shares Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Virtus AlphaSimplex Managed Futures ETF | Small Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus AlphaSimplex Managed Futures ETF | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Credit Risk. If the issuer of a fixed income security fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus AlphaSimplex Managed Futures ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Virtus AlphaSimplex Managed Futures ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Certain instruments may be difficult or impossible to sell at a time and price beneficial to the Fund.
Virtus AlphaSimplex Managed Futures ETF | Maturity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Maturity Risk. The value of fixed income securities is dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Virtus AlphaSimplex Managed Futures ETF | Yield Curve Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Yield Curve Risk. Yield curve risk refers to the risk that changes in interest rates may affect yields of fixed-income securities differently for securities with different maturities. If the yield curve flattens, then the spread between long- and short-term yields narrows and if the yield curve steepens, then the spread between long- and short-term yields increases.

Virtus AlphaSimplex Managed Futures ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives may result in increased volatility and the Fund may incur a loss greater than its principal investment.
Virtus AlphaSimplex Managed Futures ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

•Cash Transactions Risk. The Fund expects that creations and redemptions may, at times, be effected primarily or entirely for cash, rather than primarily for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that generally distributes portfolio securities entirely in-kind.

Virtus AlphaSimplex Managed Futures ETF | Fixed Income Securities Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Securities Risks. Fixed income securities are subject to credit risk, interest rate risk, maturity risk and yield curve risk, among other risks. These risks could affect the value of the fixed income securities to which the Fund has exposure, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than having exposure to other types of investments.

Virtus AlphaSimplex Managed Futures ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. Government securities may be subject to price fluctuations. An agency may default on an obligation not backed by the full faith and credit of the United States. Any guarantee on U.S. government securities does not apply to the value of the Shares.

Virtus AlphaSimplex Managed Futures ETF | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. When the Fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, the Fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the Fund’s value may increase.

Virtus AlphaSimplex Managed Futures ETF | Risks of Investing in a Managed Futures ETF [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in a Managed Futures ETF. Investment in Shares of the Fund involves unique risks that may be different from those associated with investments in more traditional asset classes, including liquidity risk and the potential for amplified losses or gains.

Virtus AlphaSimplex Managed Futures ETF | Risks of Utilizing a Trend-Following Strategy [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Utilizing a Trend-Following Strategy. Although the Fund seeks positive absolute returns over time, it is likely that the Fund’s investment returns may be volatile over short periods of time and may underperform during periods of strong market performance.

Virtus AlphaSimplex Managed Futures ETF | Volatility Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Volatility Management Risk. The Fund’s actual or realized volatility may materially exceed its target volatility, which would increase the risk of investing in the Fund. Efforts to manage the Fund’s volatility could limit the Fund’s gains in rising markets and expose the Fund to additional costs.

Virtus AlphaSimplex Managed Futures ETF | Foreign Currency Transactions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Transactions Risk. The Fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
Virtus AlphaSimplex Managed Futures ETF | Commodity and Commodity-linked Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity and Commodity-linked Instruments Risk. Commodities and commodity-linked instruments will subject the Fund’s portfolio to greater volatility than investments in traditional securities, and will depend upon factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Commodity-linked instruments may experience returns different from the commodity they attempt to track and may also be exposed to counterparty risk.

Virtus AlphaSimplex Managed Futures ETF | Allocation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk. If the Fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the Fund’s allocation is not optimal for market conditions at a given time, the Fund’s performance may suffer.

Virtus AlphaSimplex Managed Futures ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. There is risk that a party upon whom the Fund relies to complete a transaction will default.
Virtus AlphaSimplex Managed Futures ETF | Non-U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-U.S. Government Securities Risk. Non-U.S. government securities are subject to repayment and default risks. In addition, in the event of default, there may be no legal or bankruptcy process by which such defaulted government debt may be collected in whole or in part.

Virtus AlphaSimplex Managed Futures ETF | Active and Frequent Trading Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Active and Frequent Trading Risk. Active and frequent trading may result in high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains.
Virtus AlphaSimplex Managed Futures ETF | Quantitative Model Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Quantitative Model Risk. Investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Fund to achieve positive returns or outperform the market.

Virtus AlphaSimplex Managed Futures ETF | Short Sales Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sales Risk. Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Virtus AlphaSimplex Managed Futures ETF | Subsidiary Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Subsidiary Risk. The Subsidiary is not registered, nor subject to the investor protections, under the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein.

Virtus AlphaSimplex Managed Futures ETF | Cash-Equivalent Portfolio Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cash-Equivalent Portfolio Risk. The Fund is not a “money market” fund and will not seek to maintain a stable net asset value (“NAV”). Accordingly, the value of the Cash-Equivalent Portfolio and the Shares may decrease.

Virtus AlphaSimplex Managed Futures ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. This is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, that may be illiquid or may become illiquid.

Virtus AlphaSimplex Managed Futures ETF | Virtus AlphaSimplex Managed Futures ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASMF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%	[26]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[27]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 263

[1]	The Fund commenced operations on August 3, 2021.
[2]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[3]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.07% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[5]	The Fund commenced operations on February 9, 2021.
[6]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[7]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.10% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[9]	The Fund commenced operations on December 5, 2016.
[10]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[11]	“Other Expenses” have been restated to reflect current fees.
[12]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[14]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[15]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.05% of the Fund’s average daily net assets through November 30, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[16]	The Fund commenced operations on April 24, 2019.
[17]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[18]	The Adviser has contractually agreed to waive a portion of the Fund’s management fee equal to 0.01% of the Fund’s average daily net assets through at least November 28, 2025, which will have the effect of reducing the Fund’s expenses (the “Fee Waiver Agreement”). While the Adviser or the Fund may discontinue the Fee Waiver Agreement after the contractual period, it may only be terminated during its term by either party upon written notice; provided that such termination shall require the approval of the Fund’s Board of Trustees.
[19]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[20]	The Fund commenced operations on December 12, 2022
[21]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”), pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[22]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[23]	The Fund commenced operations on November 17, 2020.
[24]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[25]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[26]	The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”) pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[27]	“Other Expenses” are based on estimated amounts for the current fiscal year.